Fair Value Measurements (Fair Value of Assets and Liabilities Measured on Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Inputs, Level 1 [Member]
Total Master Trust Assets, Fair Value	$ 0.3	$ 0.3
Total Derivative Assets	0.0	0.0
Total Assets	0.3	0.3
Total Liabilities	0.0	0.0
Fair Value, Inputs, Level 1 [Member] | Interest Rate Contract [Member]
Total Derivative Assets	0.0	0.0
Fair Value, Inputs, Level 2 [Member]
Total Master Trust Assets, Fair Value	8.6	8.5
Total Derivative Assets	0.0	0.1
Total Assets	8.6	8.6
Total Liabilities	1,554.2	1,386.5
Fair Value, Inputs, Level 2 [Member] | Interest Rate Contract [Member]
Total Derivative Assets	0.0	0.1
Fair Value, Inputs, Level 3 [Member]
Total Master Trust Assets, Fair Value	0.0	0.0
Total Derivative Assets	0.0	0.0
Total Assets	0.0	0.0
Total Liabilities	17.4	17.5
Fair Value, Inputs, Level 3 [Member] | Interest Rate Contract [Member]
Total Derivative Assets	0.0	0.0
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Total Master Trust Assets, Fair Value	0.0	0.0
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Total Master Trust Assets, Fair Value	4.5	4.2
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Total Master Trust Assets, Fair Value	0.0	0.0
Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Total Master Trust Assets, Fair Value	0.0	0.0
Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Total Master Trust Assets, Fair Value	4.1	4.1
Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Total Master Trust Assets, Fair Value	0.0	0.0
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Total Master Trust Assets, Fair Value	0.3	0.3
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Total Master Trust Assets, Fair Value	0.0	0.0
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Total Master Trust Assets, Fair Value	0.0	0.0
Hedge Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Total Master Trust Assets, Fair Value	0.0	0.0
Hedge Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Total Master Trust Assets, Fair Value	0.0	0.1
Hedge Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Total Master Trust Assets, Fair Value	0.0	0.0
Tangible Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Total Master Trust Assets, Fair Value	0.0	0.0
Tangible Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Total Master Trust Assets, Fair Value	0.0	0.1
Tangible Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Total Master Trust Assets, Fair Value	0.0	0.0
Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Debt Instrument, Fair Value Disclosure	0.0	0.0
Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Debt Instrument, Fair Value Disclosure	1,554.2	1,386.5
Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Instrument, Fair Value Disclosure	17.4	17.5
Fair Value [Member]
Total Master Trust Assets, Fair Value	8.9	8.8
Total Derivative Assets	0.0	0.1
Total Assets	8.9	8.9
Total Liabilities	1,571.6	1,404.0
Fair Value [Member] | Interest Rate Contract [Member]
Total Derivative Assets	0.0	0.1
Fair Value [Member] | Equity Securities [Member]
Total Master Trust Assets, Fair Value	4.5	4.2
Fair Value [Member] | Debt Securities [Member]
Total Master Trust Assets, Fair Value	4.1	4.1
Fair Value [Member] | Money Market Funds [Member]
Total Master Trust Assets, Fair Value	0.3	0.3
Fair Value [Member] | Hedge Funds [Member]
Total Master Trust Assets, Fair Value	0.0	0.1
Fair Value [Member] | Tangible Assets [Member]
Total Master Trust Assets, Fair Value	0.0	0.1
Fair Value [Member] | Debt [Member]
Debt Instrument, Fair Value Disclosure	$ 1,571.6	$ 1,404.0